J.P. Morgan Mortgage Trust 2024-7 ABS-15G

Exhibit 99.28

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
xxxx	110437034	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (XXXX)
xxxx	110437034	Representative Credit Score	xxxx	xxxx	XXXX mid score for borrower/wage earner. XXXX mid score for coborrower (credit report pg XXXX). Source of tape is unknown.
xxxx	110440376	Property Type	Single Family - Detached	PUD - Detached	Subject is SFR / PUD detached per appraisal (XXXX).
xxxx	110440376	Representative Credit Score	xxxx	xxxx	Qualifying score of primary wage earner is XXXX. XXXX mid score is XXXX. Tape value of XXXX could not be sourced.
xxxx	110440376	Appraised Value	xxxx	xxxx	Appraised value of XXXX. Sales price of XXXX was noted on Tape value.
xxxx	110489849	Original Loan to Value	75.00%	72.00%	72% LTV per 1008 (pg XXXX).
xxxx	110489849	Original Combined Loan to Value	75.00%	72.00%	72% CLTV per 1008 (pg XXXX).
xxxx	110489849	Appraised Value	xxxx	xxxx	Value per appraisal (pg XXXX).